Segment Reporting and Geographic Information: (Details)	3 Months Ended			6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 26, 2021 USD ($)	Jun. 27, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 26, 2021 USD ($) segment	Jun. 27, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 26, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Segment Reporting Information [Line Items]
Loss from operations	$ (481,780)			$ (990,698)			$ 0	$ (1,279,019)		$ 0
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Number of Reportable segments | segment					3				3
Total revenues		$ 375,715,000	$ 346,710,000		$ 716,996,000	$ 642,546,000			$ 1,368,295,000		$ 1,214,362,000	$ 974,175,000
Loss from operations		19,509,000	20,728,000		25,289,000	30,174,000			65,766,000		7,695,000	27,443,000
Hman Group holdings Inc and subsidiaries | Hardware and Protective Solutions
Segment Reporting Information [Line Items]
Total revenues		263,129,000	269,499,000		514,058,000	482,676,000			1,024,392,000		853,016,000	636,717,000
Loss from operations		9,995,000	24,423,000		16,045,000	33,276,000			67,313,000		14,204,000	18,555,000
Hman Group holdings Inc and subsidiaries | Robotics and Digital Solutions
Segment Reporting Information [Line Items]
Total revenues		66,351,000	42,198,000		122,230,000	98,505,000			209,287,000		236,086,000	196,043,000
Loss from operations		$ 6,546,000	$ (4,510,000)		$ 6,700,000	$ 1,386,000			3,177,000		3,385,000	17,705,000
Hman Group holdings Inc and subsidiaries | Canada
Segment Reporting Information [Line Items]
Total revenues									134,616,000		125,260,000	141,415,000
Loss from operations									$ (4,724,000)		$ (9,894,000)	$ (8,817,000)